Derivative Financial Instruments - Disclosure of Changes in Foreign Exchange Contracts Outstanding (Details) - Foreign exchange contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments [Line Items]
Balance - beg of year	$ (12,061)	$ (12,507)
Settlements	(1,158)	4,856
Change in fair value	17,921	(4,410)
Balance – end of year	$ 4,702	$ (12,061)